Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transactions between related parties [line items]
Net income / (loss)	$ (85)	$ (75)
Loans	191	203
Deposits	229	234
Guarantees and commitments	$ 154	$ 23